Parties-in-Interest Transactions - Additional Information (Details) - EBP 334 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value (Notes 5 and 6)	$ 2,948,346,829	$ 2,728,603,700
Linde Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,468,214	1,578,886
Investments, at fair value (Notes 5 and 6)	$ 626,031,614	$ 661,032,142
EBP, Investment, Stock Account Cash Balance	20,019	$ 21,728
Cost of Asset	208,476,679
Selling Price	243,480,638
Dividend income	$ 8,741,468